Employee Benefit Plan, Fair Value and NAV	12 Months Ended
Dec. 31, 2025
ke:EBP001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	FAIR VALUE MEASUREMENTS
The FASB provides a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, as follows: Level 1, which refers to securities valued using unadjusted quoted prices from active markets for identical assets; Level 2, which refers to securities not traded on an active market but for which observable market inputs are readily available; and
Level 3, which refers to securities valued based on significant unobservable inputs. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
Financial Instruments Recognized at Fair Value
The following methods and assumptions were used to measure fair value:

Financial Instrument	Valuation Technique/Inputs Used

Cash equivalents	Market - consists of a money market mutual fund valued at quoted market prices, which represent the net asset value (NAV) of shares held by the Plan.

Mutual funds
Market - valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Common collective trust fund
Market - valued at the NAV provided by the administrator of the fund. The fair value is determined based on the value of the underlying investments of the common trust as traded in active markets or valued using significant inputs.

Kimball Electronics Fund
Market - the unitized employer stock fund is comprised of common stock of Kimball Electronics, Inc. and short-term cash investments. The unit value of the fund is derived primarily from the fair value of the common stock based on quoted market prices in an active market and the short-term cash investments.

There are no unfunded commitments or restrictions which limit investors from redeeming any funds; however, certain funds do charge a fee upon redemption if the fund is held for less than a specified period of time. Redemption fees are not expected to materially affect the fair value of these funds, and therefore these funds are valued at the quoted net asset value per share.
The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024.

	As of December 31, 2025
	Level 1	Total
Investments at fair value:
Cash equivalents	$3,411	$3,411
Mutual funds	147,134,315	147,134,315
Kimball Electronics stock fund	2,494,557	2,494,557
Total investments in the fair value hierarchy	$149,632,283	$149,632,283

Investments at net asset value:
Common collective trust fund*		9,167,721

Total investments at fair value		$158,800,004

	As of December 31, 2024
	Level 1	Total
Investments at fair value:
Cash equivalents	$1,039	$1,039
Mutual funds	139,361,178	139,361,178
Kimball Electronics stock fund	2,543,341	2,543,341
Total investments in the fair value hierarchy	$141,905,558	$141,905,558

Investments at net asset value:
Common collective trust fund*		10,380,784

Total investments at fair value		$152,286,342
The Plan had no level 2 or 3 assets during the years ended December 31, 2025 and 2024.
*In accordance with subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.